                             AIM SUMMIT FUND, INC.

                                 CLASS I SHARES


                         Supplement dated June 30, 2000
                   to the Prospectus dated February 28, 2000,
                as supplemented March 13, 2000 and June 21, 2000

This supplement supersedes and replaces in its entirety the supplement dated June 21, 2000.

The following information replaces in its entirety the table under the heading "FEE TABLE AND EXPENSE EXAMPLE - ANNUAL FUND OPERATING EXPENSES" on page A-3 of the Prospectus:

                        "ANNUAL FUND OPERATING EXPENSES
                        -------------------------------
                          (expenses that are deducted
                               from fund assets)
                        -------------------------------

                           Management Fees     0.63%

                           Other Expenses      0.12%

                           Total Annual Fund
                           Operating Expenses  0.75%"

On June 21, 2000 the following replaced in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page A-4 of the prospectus:

           "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1982.

           o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager with Van Kampen American Capital Asset Management, Inc."

On March 13, 2000, A I M Fund Services, Inc. (AFS), a wholly owned subsidiary of A I M Advisors, Inc., replaced State Street Bank and Trust Company and its affiliate Boston Financial Data Services, Inc. (BFDS), as the transfer agent for Class I shares of the fund. The address of AFS is P.O. Box 4739, Houston, Texas 77210-4739 and its telephone number is (800) 959-4246.

Effective March 13, 2000, all references in this prospectus to State Street Bank and Trust Company, Boston Financial Data Services, Inc. or BFDS are replaced by references to A I M Fund Services, Inc. or AFS, as applicable, and all references to the address and telephone number of BFDS are replaced with the address and telephone number of AFS.